STATEMENT OF CASH FLOWS (FY)	7 Months Ended
Dec. 31, 2019 USD ($)
Cash Flows from Operating Activities:
Net income	$ 1,618,159
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,812,577)
Unrealized gain on marketable securities held in Trust Account	(112,416)
Changes in operating assets and liabilities:
Prepaid expenses	(257,110)
Accrued expenses	96,895
Net cash used in operating activities	(467,049)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(250,000,000)
Net cash used in investing activities	(250,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	245,000,000
Proceeds from sale of Private Placement Warrants	7,000,000
Proceeds from promissory note - related party	237,470
Repayment of promissory note - related party	(237,470)
Payment of offering costs	(638,362)
Net cash provided by financing activities	251,361,638
Net Change in Cash	894,589
Cash - Beginning	0
Cash - Ending	894,589
Non-Cash Investing and Financing Activities:
Initial classification of ordinary shares subject to possible redemption	237,606,630
Change in value of ordinary shares subject to possible redemption	1,623,166
Deferred underwriting fee	8,750,000
Offering costs paid directly by Sponsor from proceeds from issuance of ordinary shares	$ 25,000